Basis of Presentation and Summary of Significant Accounting Policies - Net Income Per Share of Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income - basic	$ 69,489,294	$ 62,413,011	$ 38,976,374
Denominator:
Basic weighted average common stock outstanding	100,000	100,000	100,000
Diluted weighted average common stock outstanding	102,960	100,000	100,000
Basic net income per common stock	$ 694.89	$ 624.13	$ 389.76
Diluted net income per common stock	$ 674.92	$ 624.13	$ 389.76
DiamondHead Holdings Corp. | Class A common stock
Numerator:
Allocation of net income - basic	$ 5,658,652	$ 2,136,906
Allocation of net income - diluted	$ 5,658,652	$ 2,132,523
Denominator:
Basic weighted average common stock outstanding	34,500,000	31,947,945
Diluted weighted average common stock outstanding	34,500,000	31,947,945
Basic net income per common stock	$ 0.16	$ 0.07
Diluted net income per common stock	$ 0.16	$ 0.07
DiamondHead Holdings Corp. | Class B common stock
Numerator:
Allocation of net income - basic	$ 1,414,663	$ 571,335
Allocation of net income - diluted	$ 1,414,663	$ 575,718
Denominator:
Basic weighted average common stock outstanding	8,625,000	8,541,781
Diluted weighted average common stock outstanding	8,625,000	8,625,000
Basic net income per common stock	$ 0.16	$ 0.07
Diluted net income per common stock	$ 0.16	$ 0.07